                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY FILE NUMBER: 811-2824

                         SAMARNAN INVESTMENT CORPORATION
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS 76033
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

         GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (817) 641-7881

                      DATE OF FISCAL YEAR END: DECEMBER 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

      Attached as Exhibit 1 is the Registrant's Annual Report to its Shareholders for the year ended December 31, 2007.

ITEM 2. CODE OF ETHICS.

      At December 31, 2007, the Registrant had adopted a Code of Ethics (adopted on July 22, 2003), which applies to all of its officers, directors and employees.

      The Code of Ethics is designed to deter wrongdoing and to promote:

            (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

            (2) Full, fair, timely, and understandable disclosure in reports and documents the Registrant files with, or submits to, the Securities and Exchange Commission and in all public communications made by the Registrant;

            (3) Compliance with applicable governmental laws, rules and regulations;

            (4) The prompt internal reporting of violations of the Code of Ethics to the Registrant's Board of Directors: and

            (5)   Accountability for adherence to the Code of Ethics.

      The Registrant will provide to any person, without charge, a copy of its Code of Ethics upon written request made to the Registrant addressed to:
      Secretary, Samarnan Investment Corporation, 214 North Ridgeway Drive, Cleburne, Texas 76033.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Registrant does not have an Audit Committee. The functions of an Audit Committee are performed by the whole Board of Directors of the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      The Registrant's principal accountant is CF & Co., L.L.P. ("CF"). The amount of fees billed to the Registrant by CF for each of the Registrant's last two fiscal years was as follows:

                             Fiscal Year
                           ----------------
                           2006        2007
                           -------  -------
(a) Audit Fees             $48,202  $33,648
(b) Audit-Related Fees        None     None
(c) Tax Fees                 5,160    7,292
(d) All Other Fees            None     None

      Audit Fees represent amounts paid for the audit of the Registrant's annual financial statements and the review of Forms N-2 and N-CSR filed with the Securities and Exchange Commission.

      Tax Fees represent amounts paid for tax services, primarily tax return preparation and assistance.

      The Registrant's Board of Directors has approved all of the fees paid to CF as set forth above.

      It is the Registrant's Board of Directors policy to pre-approve all engagements by CF and to approve the payment of all fees paid to CF.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS.

      The Registrant's Schedule of Investments is included in the Registrant's Annual Report to its Shareholders filed as Exhibit 1 hereto.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The Registrant's policy relating to the voting of its portfolio securities is to delegate to its investment adviser for equity securities, Westwood Management Corp. ("Westwood"), the authority to vote the equity securities held in the Registrant's portfolio.

      Westwood has advised the Registrant that its policy in voting the Registrant's portfolio securities is as follows: Westwood has engaged ISS (Institutional Shareholder Services) for assistance with the proxy voting process for its clients. ISS is a leading provider of corporate governance and proxy voting services. ISS's main objective is to assist institutional investors by researching the financial implications of proxy proposals and to recommend the casting of votes that will enhance and protect shareholder returns. In most cases, Westwood agrees with the recommendations of ISS, however, ballots are reviewed bi-monthly by Westwood's analysts and Westwood may choose to vote differently than ISS's recommendations if it believes it is in the best interest of its clients.

      Westwood has also advised the Registrant that the procedures it follows with respect to proxy record keeping, that Westwood maintains complete files for all its clients. These files include a listing of all proxy material sent on behalf of its clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      The Registrant has two investment advisors, Voyageur Asset Management Inc. ("VAM") and Westwood Management Corp. ("Westwood"').

      VAM

      VAM is the Registrant's investment advisor for tax-exempt debt securities. That portion of the Registrant's portfolio consisting of tax-exempt debt securities is designated as the Registrant's Debt Portfolio which is managed by VAM.

      The following information has been furnished to the Registrant by VAM for inclusion in this Report.

      The person who is primarily responsible for the day-to-day management of the Registrant's Debt Portfolio is Steven P. Eldredge, a Managing Director and Senior Fixed Income Portfolio Manager of VAM. Mr. Eldredge has been employed by VAM or its predecessors since 1995. Prior to that time, he was a fixed income portfolio manager for ABT Mutual Funds from 1989 through 1995. Mr. Eldredge has over 30 years experience in portfolio management.

      The number of other accounts managed by Mr. Eldredge within each of the categories set forth below and the total assets in such other accounts as of December 31, 2007 was as follows:

                                            Number of      (in millions)
           Account                          Accounts        Total Assets
           -------                          --------        ------------
(A) Registered investment companies             -0-              -0-
(B) Other pooled investment vehicles            -0-              -0-
(C) Other accounts                               75            1.309

      The annual advisory fee charged to the Registrant by VAM is 0.27% of the appraised value of the assets in the Debt Portfolio, payable quarterly in arrears, with a minimum fee of $3,000 per annum. The annual advisory fees charged by VAM to the other accounts managed by Mr. Eldredge range from 0.08% to 0.50% of their total assets depending upon the amount of such assets.

      The resolution of any conflicts of interest that may arise in connection with Mr. Eldredge's management of the Registrant's investments, on the one hand, and the investments of other accounts managed by him are as follows. On occasions when VAM deems the purchase or sale of a security to be in the best interest of more than one of its clients, VAM may aggregate multiple contemporaneous client purchase or sell orders into a block order for execution. A written statement regarding the allocation of the order among VAM's accounts is prepared, and the executed order is then allocated according to this statement. By aggregating orders, VAM can ordinarily obtain better execution than if the orders were not aggregated. Clients accounts for which orders are aggregated receive the average price of such transaction, which could be higher or lower than the actual price that would otherwise be paid by such clients absent the aggregation. Any transaction costs incurred in the transaction are shared pro rata based on each client's participation in the transaction.

      Mr. Eldredge's compensation by VAM includes his fixed salary and a year-end bonus based upon VAM's annual operating results. Such bonus is not based upon the net asset value of the Registrant's Debt Portfolio nor does Mr. Eldredge receive any compensation directly from the Registrant. Mr. Eldredge also participates in VAM's retirement plan, its long-term incentive plan, and other benefits which are also available to other officers of VAM. Mr. Eldredge does not own any of the Registrant's securities.

      WESTWOOD

      Westwood is the Registrant's investment advisor for equity securities. That portion of the Registrant's portfolio consisting of equity securities is designated as the Registrant's Equity Portfolio which is managed by Westwood.

      The following information has been furnished to the Registrant by Westwood for inclusion in this Report.

      The person who is primarily responsible for the day-to-day management of the Registrant's Equity Portfolio is Susan M. Byrne, Chairman and Chief Investment Officer of Westwood. Ms. Byrne, a founder of Westwood in 1983, has over 30 years of experience in the management of equity portfolios.

      At December 31, 2007, the number of other accounts managed by Ms. Byrne within each of the categories set forth below and the total assets of each of such other accounts managed by her within each such category was as follows:

                                                Number of          (in millions)
               Accounts                         Accounts           Total Assets
               --------                         --------           -------------
(A) Registered investment companies                  10               1,172.9
(B) Other pooled investment vehicles                 13               1,217.7
(C) Other accounts                                   87               4,118.7

      The annual advisory fee charged to the Registrant by Westwood is 0.75% of the appraised value of the assets in the Equity Portfolio, payable quarterly in arrears. The standard advisory fees charged by Westwood to other similar accounts managed by Ms. Byrne is 0.75% for the first $25 million of assets under management and is negotiable for portfolios having assets in excess of $25 million. At December 31, 2007, Ms. Byrne managed four other largecap value mutual funds with aggregate assets in excess of $500 million for which Westwood charged fees ranging from 0.20% to 0.75% of the total assets under management.

      The resolution of any conflicts of interest that may arise in connection with Ms. Byrne's management of the Registrant's investments, on the one hand, and the investments of other accounts managed by her are as follows. On occasions when Westwood deems the purchase or sale of a security to be in the best interests of more than one of its clients, Westwood may aggregate multiple contemporaneous purchase or sell orders into a single block order for execution. Client accounts for which orders are aggregated receive the average price of such transactions. Any transaction costs incurred in the transaction are shared pro rata based upon each client's participation in the transaction. When Westwood makes a decision to aggregate orders, it seeks to allocate securities among its client accounts in a fair and equitable manner. Under Westwood's trade allocation policy, securities generally are allocated among client accounts according to each account's predetermined participation in the transaction. Westwood considers a number of factors when determining if investments are appropriate and suitable for allocation to an account. These factors include, but are not limited to:
      (i) the investment objective, policies and strategy of the account; (ii) the appropriateness of the investment to an account's time horizon and risk objectives; (iii) existing levels of account ownership in the investment and in similar securities; and (iv) the immediate availability of cash or buying power in the account to fund the investment.

      Westwood's compensation to Ms. Byrne includes her fixed salary, equity based incentive (restricted stock) and a cash incentive bonus based upon Westwood's year-end after-tax operating results. Such bonus is not based upon the asset value of the Registrant's Equity Portfolio nor does she receive any compensation directly from the Registrant. Ms. Byrne also participates in Westwood's retirement plan which is also available to other employees of Westwood. Ms. Byrne does not own any securities issued by the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      During the period covered by this Report, neither the Registrant nor any "affiliated purchaser" (as defined in Rule 10b-18(a)(3) of the Securities Exchange Act of 1934) purchased any shares of the Registrant's equity securities.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      The procedures by which shareholders may recommend nominees to the Registrant's Board of Directors are described under the caption "Date of Receipt of Shareholder Proposals" in the Registrant's Proxy Statement, dated February 27, 2008, for the Annual Meeting of its Shareholders to be held on April 22, 2008 filed with the Commission on February 28, 2008, to which reference is made.

      There has been no change in such procedures.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) Regulations under the Investment Company Act of 1940 require the Registrant to maintain "disclosure controls and procedures" which are defined to mean a company's controls and procedures that are designed to ensure that information required to be disclosed in the reports it files with or submits under the 1940 Act is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms. The principal executive officer and the principal financial officer of the Registrant, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures within 90 days of the filing date of this Report, concluded that the Registrant's controls and procedures were effective for this purpose.

  (b) There has been no change in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that has occurred during the six months ended December 31, 2007 that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      The following exhibits and certifications are filed as a part of this
      Report:

      (1) Annual Report to its Shareholders for the year ended December 31,2007.(1) (Exhibit 99.1)

      (2)   Code of Ethics adopted by the Registrant on July 22, 2003. (2)

      (3) Certification of George S. Walls, Jr., principal executive officer of the Registrant. (1) (Exhibit 99.CERT)

      (4) Certification of Jerry D. Wheatley, principal financial officer of the Registrant. (1) (Exhibit 99.CERT)

--------------

(1)   FILED HEREWITH.

(2) FILED AS EXHIBIT 2 TO REGISTRANT'S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2003 ON FORM N-CSR FILED WITH THE COMMISSION ON AUGUST 21, 2003.

                                   SIGNATURES

      PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

SAMARNAN INVESTMENT CORPORATION

By /s/ George S. Walls, Jr.
   ------------------------
   George S. Walls, Jr., President
Date: February 28, 2008

      PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

By /s/ George S. Walls, Jr.
   -------------------------
   George S. Walls, Jr., President and Principal Executive Officer
Date: February 28, 2008

By /s/ Jerry D. Wheatley
   ----------------------
   Jerry D. Wheatley, Treasurer and Principal Financial Officer
Date: February 28. 2008